Party-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest	Party-in-Interest
The Plan presently holds shares of the Company’s stock. Participants are allowed to invest their accounts in the TXNM Energy, Inc. Common Stock Fund. In addition, the Plan invests in shares of investment funds managed by an affiliate of Vanguard Fiduciary Trust Company (“VFTC”). VFTC acts as the Trustee for only those investments as defined by the Plan. Transactions in these investments qualify as party-in-interest transactions which are exempt from the prohibited transaction rules.